Background and Summary of Significant Accounting Policies (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Background and Summary of Significant Accounting Policies (Details) [Line Items]
Tax rate change tax rate, description	A 43.5% refundable tax offset will be available to eligible small companies with an annual aggregate turnover of less than $20 million.
Other income	$ 3,900,000	$ 4,700,000	$ 4,100,000
Operating loss	13,806,515	12,847,061
operating cash outflow	$ 20,035,837	$ 12,337,274
Employees,description	EmployeesThe issuance of share-based payments to employees may be subject to shareholder approval per ASX Listing Rule 7.1 which prohibits the issuance of more than 15% of the Group’s shares in a 12 month period without shareholder approval. The measurement date for share-based payments issued to employees is the grant date, being the date at which a shared understanding of the terms and conditions of the arrangement is reached. However, if an issuance to an employee is subject to shareholder approval because it exceeds the 15% threshold per ASX Listing Rule 7.1, then the measurement date of these share-based payments is the date at which the share-based payments are approved by shareholders.
Minimum [Member]
Background and Summary of Significant Accounting Policies (Details) [Line Items]
Estimated useful life	3 years
Maximum [Member]
Background and Summary of Significant Accounting Policies (Details) [Line Items]
Estimated useful life	20 years